Fair Value Measurements - Carrying Value and Estimated Fair Value of Long-term Debt, Including Current Maturities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Long-term debt and finance leases, including current maturities, carrying value	$ 113,744	$ 315,210	$ 538,300
Long-term debt and finance leases, including current maturities, fair value	$ 110,400	$ 305,300	$ 493,600